UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC (Geneva)
   Address:  33 Rue De La Synagogue
	     Ch-1204
             Geneva
	     Switzerland

Form 13F File Number: 028-13887

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Warren McRae
                        Title: Regional Operations Director
                        Phone: 41 (0) 22 819 57 02

Signature, Place, and Date of Signing:

Warren McRae, Geneva Switzerland, March 30, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC

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